FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4: -	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

Last year, the earn-out liability related to the acquisitions of Keepers are classified within Level 3 because these liabilities were based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities. The fair value of the consideration was determined according to discounted cash flow.

The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2024 and 2023, respectively:

	As of December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Available-for-sale marketable securities	$-	$26,470	$-	$26,470
Foreign currency derivative contracts	-	584	-	584

Liabilities:
Foreign currency derivative contracts	-	(224)	-	(224)

Total financial net assets	$-	$26,830	$-	$26,830

	As of December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Assets:
Available-for-sale marketable securities	$-	$28,853	$-	$28,853
Foreign currency derivative contracts	-	650	-	650

Liabilities:
Earn-out liability	-	-	-	-
Foreign currency derivative contracts	-	(106)	-	(106)

Total financial net assets	$-	$29,397	$-	$29,397